Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
May 31, 2022
MES-NPRT1-0722
1.802181.118
Common Stocks - 95.7%
	Shares	Value ($)
Biotechnology - 0.6%
Biotechnology - 0.6%
Abcam PLC (a)	1,200,000	17,867,599
Avid Bioservices, Inc. (a)	1,280,000	17,113,600
Saluda Medical Pty Ltd. warrants (a)(b)(c)	470,371	1,349,965
Twist Bioscience Corp. (a)	200,000	6,808,000
		43,139,164
Health Care Equipment & Supplies - 39.1%
Health Care Equipment - 37.8%
Abbott Laboratories	2,180,000	256,062,800
Angiodynamics, Inc. (a)	1,400,000	27,482,000
Boston Scientific Corp. (a)	18,000,000	738,180,000
DexCom, Inc. (a)	370,000	110,237,800
Envista Holdings Corp. (a)	3,300,000	142,032,000
Hologic, Inc. (a)	1,280,000	96,345,600
Insulet Corp. (a)(d)	1,280,000	273,254,400
Intuitive Surgical, Inc. (a)	585,000	133,169,400
Masimo Corp. (a)	700,000	98,301,000
Nevro Corp. (a)	700,000	30,506,000
Novocure Ltd. (a)	330,000	26,525,400
Outset Medical, Inc. (a)(d)	1,000,000	21,800,000
Penumbra, Inc. (a)(d)	1,450,000	213,034,000
PROCEPT BioRobotics Corp.	391,883	15,330,463
PROCEPT BioRobotics Corp. (e)	1,308,117	51,173,537
ResMed, Inc.	1,520,000	309,259,200
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	900,000	40,804,856
Stryker Corp.	540,000	126,630,000
Tandem Diabetes Care, Inc. (a)	1,540,000	104,981,800
		2,815,110,256
Health Care Supplies - 1.3%
Align Technology, Inc. (a)	140,000	38,869,600
Nanosonics Ltd. (a)(f)	21,000,000	57,720,590
		96,590,190
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,911,700,446
Health Care Providers & Services - 0.6%
Health Care Services - 0.6%
1Life Healthcare, Inc. (a)	1,250,000	10,587,500
Guardant Health, Inc. (a)	150,000	6,147,000
LifeStance Health Group, Inc. (d)	4,250,000	31,662,500
		48,397,000
Health Care Technology - 4.1%
Health Care Technology - 4.1%
Change Healthcare, Inc. (a)	1,700,000	40,953,000
Definitive Healthcare Corp. (d)	750,000	14,662,500
DNA Script (b)(c)	1,220	933,183
DNA Script (b)(c)	4,668	3,570,574
Doximity, Inc. (d)	1,200,000	41,988,000
Inspire Medical Systems, Inc. (a)	690,000	122,012,700
Medlive Technology Co. Ltd. (e)	3,000,000	3,417,780
Phreesia, Inc. (a)	1,200,000	21,768,000
Veeva Systems, Inc. Class A (a)	340,000	57,888,400
		307,194,137
Life Sciences Tools & Services - 50.2%
Life Sciences Tools & Services - 50.2%
10X Genomics, Inc. (a)	384,000	19,656,960
10X Genomics, Inc. Class B (a)(e)	392,772	20,105,999
Agilent Technologies, Inc.	840,000	107,150,400
Avantor, Inc. (a)	6,700,000	214,668,000
Bio-Rad Laboratories, Inc. Class A (a)	218,000	117,238,220
Bio-Techne Corp.	145,000	53,610,850
Bruker Corp.	2,800,000	174,944,000
Charles River Laboratories International, Inc. (a)	940,000	220,035,200
Danaher Corp.	3,800,000	1,002,516,000
Lonza Group AG	270,000	162,784,566
Maravai LifeSciences Holdings, Inc. (a)	1,055,913	32,891,690
Nanostring Technologies, Inc. (a)	1,900,000	29,716,000
Olink Holding AB ADR (a)(d)	1,280,000	15,052,800
Quanterix Corp. (a)	1,280,000	21,580,800
Sartorius Stedim Biotech	400,000	137,886,761
Seer, Inc. (a)(d)	1,984,232	17,619,980
Stevanato Group SpA (d)	1,400,000	22,610,000
Thermo Fisher Scientific, Inc.	2,000,000	1,135,140,000
West Pharmaceutical Services, Inc.	740,000	229,681,200
		3,734,889,426
Personal Products - 0.7%
Personal Products - 0.7%
The Beauty Health Co. (a)(d)	599,039	8,548,287
The Beauty Health Co. (a)(b)	3,000,000	42,810,000
		51,358,287
Specialty Retail - 0.4%
Specialty Stores - 0.4%
Warby Parker, Inc. (a)(d)	1,600,000	27,168,000
TOTAL COMMON STOCKS (Cost $4,830,790,125)		7,123,846,460

Convertible Preferred Stocks - 2.8%
	Shares	Value ($)
Biotechnology - 1.3%
Biotechnology - 1.3%
Asimov, Inc. Series B (b)(c)	97,985	5,990,803
Caris Life Sciences, Inc. Series D (b)(c)	2,803,935	15,533,800
Element Biosciences, Inc. Series B (a)(b)(c)	2,385,223	32,582,146
ElevateBio LLC Series C (a)(b)(c)	214,700	981,823
Inscripta, Inc. Series D (a)(b)(c)	3,938,731	23,947,484
Saluda Medical Pty Ltd. Series D (b)(c)	1,567,904	15,754,832
		94,790,888
Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Kardium, Inc. Series D6 (a)(b)(c)	13,783,189	10,258,552
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Conformal Medical, Inc. Series C (a)(b)(c)	2,605,625	8,572,506
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	309,255	2,226,636
		10,799,142
Health Care Technology - 0.7%
Health Care Technology - 0.7%
Aledade, Inc.:
Series B1 (b)(c)	175,232	8,728,306
Series E1 (b)(c)	58,567	2,917,222
DNA Script:
Series B (b)(c)	59	45,129
Series C (b)(c)	28,249	21,607,784
Omada Health, Inc. Series E (b)(c)	2,182,939	13,087,156
PrognomIQ, Inc.:
Series A5 (a)(b)(c)	833,333	1,733,333
Series B (a)(b)(c)	2,735,093	5,688,993
Series C (b)(c)	752,098	1,564,364
		55,372,287
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)	3,641,139	6,303,852
Textiles, Apparel & Luxury Goods - 0.4%
Textiles - 0.4%
Freenome, Inc.:
Series C (a)(b)(c)	2,268,156	20,776,309
Series D (b)(c)	1,325,855	12,144,832
		32,921,141
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $198,835,399)		210,445,862

Preferred Securities - 0.2%
	Principal Amount (g)	Value ($)
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. 0% (b)(c)(h) (Cost $19,551,861)	19,551,861	19,551,861

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (i)	94,423,175	94,442,059
Fidelity Securities Lending Cash Central Fund 0.82% (i)(j)	157,082,500	157,098,208
TOTAL MONEY MARKET FUNDS (Cost $251,540,267)		251,540,267

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $5,300,717,652)	7,605,384,450
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(159,092,737)
NET ASSETS - 100.0%	7,446,291,713

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,661,445 or 3.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,697,316 or 1.0% of net assets.

(f)	Affiliated company
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756
Aledade, Inc. Series E1	5/20/22	2,917,480
Asimov, Inc. Series B	10/29/21	9,081,318
Caris Life Sciences, Inc. Series D	5/11/21	22,711,874
Conformal Medical, Inc. Series C	7/24/20	9,554,996
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395
DNA Script	12/17/21	4,714,776
DNA Script Series B	12/17/21	47,244
DNA Script Series C	10/01/21	24,572,393
Element Biosciences, Inc. Series B	12/13/19	12,500,000
ElevateBio LLC Series C	3/09/21	900,667
Freenome, Inc. Series C	8/14/20	14,999,996
Freenome, Inc. Series D	11/22/21	9,999,996
Galvanize Therapeutics Series B	3/29/22	6,303,849
Inscripta, Inc. Series D	11/13/20	18,000,001
Kardium, Inc. Series D6	12/30/20	14,001,515
Kardium, Inc. 0%	12/30/20	19,551,861
Omada Health, Inc. Series E	12/22/21	13,087,156
PrognomIQ, Inc. Series A5	8/20/20	503,333
PrognomIQ, Inc. Series B	9/11/20	6,249,999
PrognomIQ, Inc. Series C	2/16/22	2,301,420
Saluda Medical Pty Ltd. Series D	1/20/22	20,000,011
Saluda Medical Pty Ltd. warrants	1/20/22	0
The Beauty Health Co.	12/08/20	30,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	21,433,102	268,533,525	195,524,568	34,454	-	-	94,442,059	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	73,452,626	286,252,450	202,606,868	366,145	-	-	157,098,208	0.4%
Total	94,885,728	554,785,975	398,131,436	400,599	-	-	251,540,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanosonics Ltd.	63,907,137	-	-	-	-	(6,186,547)	57,720,590
Total	63,907,137	-	-	-	-	(6,186,547)	57,720,590

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.